SEGMENTED INFORMATION (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD segment	Dec. 31, 2016 CAD
Disclosure of operating segments [line items]
Number of reportable segments | segment	4
Revenue	CAD 14,143	CAD 13,702
Operating costs	8,764	8,610
Adjusted operating profit	5,379	5,092
Stock-based compensation	61	61
Depreciation and amortization	2,142	2,276
Gain on disposition of property, plant and equipment	(49)	0
Restructuring, acquisition and other	152	644
Finance costs	746	761
Other (income) expense	(19)	191
Income before income tax expense	2,346	1,159
Capital expenditures before proceeds on disposition 2	2,510	2,352
Goodwill	3,905	3,905
Total assets	28,863	28,342
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	8,343	7,916
Operating costs	4,782	4,631
Adjusted operating profit	3,561	3,285
Capital expenditures before proceeds on disposition 2	806	702
Goodwill	1,160	1,160
Total assets	14,261	14,074
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	3,466	3,449
Operating costs	1,757	1,775
Adjusted operating profit	1,709	1,674
Capital expenditures before proceeds on disposition 2	1,172	1,085
Goodwill	1,379	1,379
Total assets	6,033	5,288
Operating segments | Business Solutions
Disclosure of operating segments [line items]
Revenue	387	384
Operating costs	259	261
Adjusted operating profit	128	123
Capital expenditures before proceeds on disposition 2	131	146
Goodwill	429	429
Total assets	1,196	1,219
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	2,153	2,146
Operating costs	2,014	1,977
Adjusted operating profit	139	169
Capital expenditures before proceeds on disposition 2	83	62
Goodwill	937	937
Total assets	2,405	2,474
Corporate items and intercompany eliminations
Disclosure of operating segments [line items]
Revenue	(206)	(193)
Operating costs	(48)	(34)
Adjusted operating profit	(158)	(159)
Capital expenditures before proceeds on disposition 2	318	357
Goodwill	0	0
Total assets	CAD 4,968	CAD 5,287